COST METHOD INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jul. 24, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
COST METHOD INVESTMENTS [Line Items]
Cost method investments		$ 3,421	¥ 22,160
Allcure Information [Member]
COST METHOD INVESTMENTS [Line Items]
Equity interest owned by the Group	[1]	20.00%	20.00%
Cost method investments				$ 3,421	¥ 22,160

[1]	20% equity interest of Allcure Information with a carrying amount of RMB22,160 (US$3,421) was obtained through the disposal of JWYK (note 4). There was no impairment indicator for the cost method investment as of December 31, 2015.